Quarterly Schedules of
Portfolio Holdings
January 31, 2020
Harbor Robeco Series

	Retirement Class	Institutional Class	Administrative Class	Investor Class
CONSERVATIVE EQUITY
Harbor Robeco Emerging Markets Conservative Equities Fund	HRERX	HRETX	HREAX	HRENX
Harbor Robeco Global Conservative Equities Fund	HRGTX	HRGIX	HRGDX	HRGNX
Harbor Robeco International Conservative Equities Fund	HRIRX	HRIEX	HRIMX	HRIVX
Harbor Robeco US Conservative Equities Fund	HRURX	HRUNX	HRUAX	HRUVX
CORE EQUITY
Harbor Robeco Emerging Markets Active Equities Fund	HRMEX	HRMTX	HRMNX	HRMOX

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost and Principal Amounts in Thousands

COMMON STOCKS—98.2%
Shares		Value
AUTO COMPONENTS—0.5%
76	Hyundai Mobis Co. Ltd. (South Korea)*	$15
AUTOMOBILES—0.5%
424	KIA Motors Corp. (South Korea)*	14
BANKS—19.7%
73,000	Agricultural Bank of China Ltd. (China)*	28
557	Bancolombia SA ADR (Colombia)[1]	29
99,000	Bank of China Ltd. (China)*	38
40,000	Bank of Communications Co. Ltd. (China)*	26
28,000	Chang Hwa Commercial Bank Ltd. (Taiwan)*	20
47,000	China Citic Bank Corp. Ltd. (China)*	25
56,000	China Construction Bank Corp. (China)	42
29,000	China Everbright Bank Co. Ltd. (China)*	12
7,000	China Merchants Bank Co. Ltd. (China)	34
37,500	China Minsheng Banking Corp Ltd. (China)*	26
36,000	CTBC Financial Holding Co. Ltd. (Taiwan)*	26
27,000	E.Sun Financial Holding Co. Ltd. (Taiwan)*	25
30,000	First Financial Holding Co. Ltd. (Taiwan)*	23
500	Hana Financial Group Inc. (South Korea)	14
28,000	Hua Nan Financial Holdings Co Ltd. (Taiwan)*	20
409	KB Financial Group Inc. (South Korea)*	15
9,800	Kiatnakin Bank PCL NVDR (Thailand)*,1	21
6,300	Malayan Banking BHD (Malaysia)*	13
4,229	Moneta Money Bank AS (Czech Republic)*	15
628	OTP Bank plc (Hungary)	29
484	Shinhan Financial Group Co. Ltd. (South Korea)	16
32,000	SinoPac Financial Holdings Co. Ltd. (Taiwan)*	14
43,000	Taishin Financial Holding Co. Ltd. (Taiwan)*	20
27,000	Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)*	19
11,700	Thanachart Capital PCL NVDR (Thailand)*,1	19
7,500	Tisco Financial Group PCL NVDR (Thailand)*,1	25
		594
BEVERAGES—0.7%
38,000	Thai Beverage PCL (Thailand)	22
CAPITAL MARKETS—0.6%
30,000	Yuanta Financial Holding Co. Ltd. (Taiwan)*	19
CHEMICALS—0.5%
9,000	Taiwan Fertilizer Co. Ltd. (Taiwan)*	14
COMMERCIAL SERVICES & SUPPLIES—0.9%
8,000	Country Garden Services Holdings Co. Ltd. (China)*	26
COMPUTERS & PERIPHERALS—0.5%
17,000	Wistron Corp. (Taiwan)*	15
CONSTRUCTION & ENGINEERING—0.8%
12,000	Shenzhen International Holdings Ltd. (China)*	24
CONSTRUCTION MATERIALS—3.8%
4,500	Anhui Conch Cement Co. Ltd. (China)	29
12,000	Asia Cement Corp. (Taiwan)*	18
22,000	China Resources Cement Holdings Ltd. (China)*	25
17,000	Taiwan Cement Corp (Taiwan)*	23
30,600	Tipco Asphalt PCL NVDR (Thailand)*,1	20
		115
DIVERSIFIED TELECOMMUNICATION SERVICES—5.8%
7,000	Chunghwa Telecom Co. Ltd. (Taiwan)*	25
1,715	Hellenic Telecommunications Organization SA (Greece)*	26
2,097	KT Corp. ADR (South Korea)[1]	22
267	New Oriental Education & Technology Group Inc. (China)*	33
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
2,103	Telefonica Brasil SA ADR (Brazil)*,1	$29
48,200	Telekomunikasi Indonesia Persero Tbk PT (Indonesia)*	13
20,330	Turk Telekomunikasyon AS (Turkey)*	26
		174
ELECTRIC UTILITIES—3.7%
1,667	Cia Paranaense de Energia ADR (Brazil)*,1	29
5,200	EDP - Energias do Brasil SA (Brazil)*	27
5,400	Equatorial Energia SA (Brazil)*	30
3,600	Transmissora Alianca de Energia Eletrica SA (Brazil)*	26
		112
ELECTRICAL EQUIPMENT—1.1%
3,700	WEG SA (Brazil)*	34
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
7,000	Foxconn Technology Co. Ltd. (Taiwan)*	14
7,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)*	19
9,000	Synnex Technology International Corp (Taiwan)*	11
		44
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.6%
8,900	Fibra Uno Administracion SA de CV (Mexico)*	15
15,023	Fortress REIT Ltd. (South Africa)*	18
17,101	Growthpoint Properties Ltd. (South Africa)*	24
46,080	Redefine Properties Ltd. (South Africa)*	22
		79
FOOD & STAPLES RETAILING—2.0%
1,000	Raia Drogasil SA (Brazil)*	29
11,400	Wal-Mart de Mexico SAB de CV (Mexico)*	33
		62
FOOD PRODUCTS—1.2%
1,185	Gruma SAB de CV (Mexico)*	12
30,000	Want Want China Holdings Ltd. (China)	25
		37
GAS UTILITIES—0.7%
4,200	Infraestructura Energetica Nova SAB de CV (Mexico)*	20
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
8,000	Shandong Weigao Group Medical Polymer Co Ltd. (China)*	10
HEALTH CARE PROVIDERS & SERVICES—0.7%
2,200	Qualicorp Consultoria e Corretora de Seguros SA (Brazil)*	21
HOUSEHOLD DURABLES—0.6%
2,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)*	17
HOUSEHOLD PRODUCTS—0.6%
8,000	Kimberly-Clark de Mexico SAB de CV (Mexico)*	17
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.0%
5,100	AES Tiete Energia SA (Brazil)*	18
2,200	Electricity Genera PCL NVDR (Thailand)*,1	21
10,500	Ratch Group PCL NVDR (Thailand)*,1	23
		62
INDUSTRIAL CONGLOMERATES—1.7%
22,000	CITIC Ltd. (China)*	25
73,845	Dogan Sirketler Grubu Holding AS (Turkey)*	25
		50

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—5.5%
3,300	BB Seguridade Participacoes SA (Brazil)*	$27
13,000	China Life Insurance Co. Ltd. (China)*	31
17,000	Fubon Financial Holding Co. Ltd. (Taiwan)*	25
24,000	PICC Property + Casualty Co. Ltd. (China)*	26
5,000	Ping An Insurance Group Co. of China Ltd. (China)	56
		165
INTERACTIVE MEDIA & SERVICES—0.5%
116	Kakao Corp (South Korea)*	15
INTERNET & DIRECT MARKETING RETAIL—2.0%
299	Alibaba Group Holding Ltd. ADR (China)*,1	62
INTERNET SOFTWARE & SERVICES—1.2%
112	NetEase Inc. ADR (China)*,1	36
IT SERVICES—2.5%
4,214	Infosys Ltd. ADR (India)[1]	46
663	QIWI plc ADR (Russia)*,1	12
237	WNS Holdings Ltd. ADR (India)*,1	17
		75
MARINE—1.4%
2,246	Costamare Inc. (Greece)	18
2,040	Seaspan Corp (China)*	24
		42
METALS & MINING—4.3%
5,384	Harmony Gold Mining Co. Ltd. (South Africa)*	18
32	Korea Zinc Co. Ltd. (South Korea)*	10
1,876	Koza Altin Isletmeleri AS (Turkey)*	25
1,228	MMC Norilsk Nickel PJSC ADR (Russia)*,1	40
410	Polyus PJSC GDR (Russia)*,1	25
907	Severstal PJSC GDR (Russia)*,1	13
		131
OIL, GAS & CONSUMABLE FUELS—9.7%
14,000	China Shenhua Energy Co. Ltd. (China)	25
25,000	CNOOC Ltd. (China)*	38
1,300	Cosan SA (Brazil)*	24
5,792	Gazprom PJSC ADR (Russia)*,1	41
454	Lukoil PJSC ADR (Russia)[1]	46
2,724	MOL Hungarian Oil & Gas PLC (Hungary)*	23
168	Novatek PJSC GDR (Russia)*,1	30
4,113	Rosneft Oil Co PJSC GDR (Russia)*,1	31
477	Tatneft PJSC ADR (Russia)*,1	34
		292
PHARMACEUTICALS—0.4%
2,200	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China)*	13
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
8,000	Highwealth Construction Corp (Taiwan)*	12
3,058	NEPI Rockcastle PLC (South Africa)*	25
		37
ROAD & RAIL—0.8%
56,600	BTS Group Holdings PCL NVDR (Thailand)*,1	23
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
5,000	Powertech Technology Inc. (Taiwan)*	$18
11,000	Quanta Computer Inc. (Taiwan)*	22
5,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	51
36,000	United Microelectronics Corp. (Taiwan)	18
		109
SPECIALTY RETAIL—0.4%
14,000	Com7 PCL NVDR (Thailand)*,1	12
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.6%
1,000	Advantech Co. Ltd. (Taiwan)*	9
2,000	Asustek Computer Inc. (Taiwan)*	15
4,000	Chicony Electronics Co. Ltd. (Taiwan)*	11
32,000	Compal Electronics Inc. (Taiwan)*	19
11,000	Lite-On Technology Corp. (Taiwan)*	17
8,000	Pegatron Corp (Taiwan)*	17
4,000	Radiant Opto-Electronics Corp (Taiwan)*	14
778	Samsung Electronics Co. Ltd. (South Korea)	36
		138
TRANSPORTATION INFRASTRUCTURE—0.8%
2,000	Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	15
8,000	Jiangsu Expressway Co Ltd. (China)*	10
		25
WATER UTILITIES—0.8%
12,000	Guangdong Investment Ltd. (China)*	24
WIRELESS TELECOMMUNICATION SERVICES—5.5%
3,900	Advanced INFO Service PCL NVDR (Thailand)*,1	25
6,500	China Mobile Ltd. (China)	54
7,000	Far EasTone Telecommunications Co Ltd. (Taiwan)*	16
1,137	SK Telecom Co. Ltd. ADR (South Korea)*,1	24
6,000	Taiwan Mobile Co. Ltd. (Taiwan)*	21
3,277	Vodacom Group Ltd. (South Africa)*	26
		166
TOTAL COMMON STOCKS
(Cost $2,953)		2,962

PREFERRED STOCKS—1.0%
(Cost $32)
BANKS—1.0%
10,000	Itausa - Investimentos Itau SA (Brazil)	30
TOTAL INVESTMENTS—99.2%
(Cost $2,985)		2,992
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		23
TOTAL NET ASSETS—100.0%		$3,015

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—Continued

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
BTS Group Holdings PCL	5,660	THB 14.00	2/16/2021	$ —	$—[x]

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$133	$—	$133
Europe	290	169	—	459
Latin America	247	205	—	452
Middle East/Central Asia	63	—	—	63
Pacific Basin	201	1,654	—	1,855
Preferred Stocks
Latin America	30	—	—	30
Total Investments in Securities	$831	$2,161	$—	$2,992
Financial Derivative Instruments - Assets
Rights/ Warrants	$—	$—	$—	$—
Total Investments	$831	$2,161	$—	$2,992
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 12/01/2019 (Inception) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020[w] (000s)
Rights/Warrants	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Financial Derivative Instruments
Rights/Warrants
BTS Group Holdings PCL (Thailand)	$—	Market Approach	Estimated Recovery Value	THB 0.40

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions. NVDR after the name of a security stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2020 (000s)
	Rights/Warrants	$—
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
THB	Thai Baht
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—1.1%
63	Lockheed Martin Corp. (United States)*	$27
34	Teledyne Technologies Inc. (United States)*	12
		39
AUTOMOBILES—0.4%
200	Toyota Motor Corp. (Japan)	14
BANKS—6.3%
491	BNP Paribas SA (France)	26
394	Citigroup Inc. (United States)*	29
1,487	Investors Bancorp Inc. (United States)*	18
357	JPMorgan Chase & Co. (United States)	47
361	National Bank of Canada (Canada)*	20
144	PNC Financial Services Group Inc. (United States)*	22
2,219	Skandinaviska Enskilda Banken AB (Sweden)*	22
561	Sydbank AS (Denmark)*	12
403	U.S. Bancorp. (United States)	22
		218
BEVERAGES—1.5%
2,697	Coca-Cola Amatil Ltd. (Australia)	21
229	PepsiCo Inc. (United States)	33
		54
BIOTECHNOLOGY—0.9%
145	Amgen Inc. (United States)	31
BUILDING PRODUCTS—1.1%
36	Geberit AG (Switzerland)	19
222	Simpson Manufacturing Co. Inc. (United States)*	18
		37
CAPITAL MARKETS—3.4%
340	ASX Ltd. (Australia)*	19
1,165	CI Financial Corp (Canada)*	21
267	Cohen & Steers Inc. (United States)*	20
632	IGM Financial Inc. (Canada)*	18
4,500	Nomura Holdings Inc. (Japan)	23
2,800	Singapore Exchange Ltd. (Singapore)	18
		119
CHEMICALS—0.5%
1,143	Kemira OYJ (Finland)*	17
COMMERCIAL SERVICES & SUPPLIES—0.6%
75	Cintas Corp (United States)*	21
CONSTRUCTION & ENGINEERING—1.1%
169	Eiffage SA (France)*	20
829	Skanska AB (Sweden)*	19
		39
CONSTRUCTION MATERIALS—1.1%
951	James Hardie Industries PLC CDI (Australia)*,1	20
71	Martin Marietta Materials Inc. (United States)	19
		39
CONSUMER FINANCE—0.5%
524	Synchrony Financial (United States)*	17
DISTRIBUTORS—0.5%
276	D'ieteren SA (Belgium)*	18
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—0.5%
1,761	Banca Mediolanum SpA (Italy)*	$16
DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
983	AT&T Inc. (United States)*	37
1,307	Deutsche Telekom AG (Germany)	21
12,000	HKT Trust & HKT Ltd Stapled Security (Hong Kong)*	18
6,295	Spark New Zealand Ltd. (New Zealand)	19
39	Swisscom AG (Switzerland)*	21
4,315	Telia Co. AB (Sweden)*	18
585	Verizon Communications Inc. (United States)*	35
		169
ELECTRIC UTILITIES—7.6%
231	American Electric Power Co. Inc. (United States)*	24
240	Duke Energy Corp (United States)*	24
685	Endesa SA (Spain)*	19
2,945	Enel SpA (Italy)	26
168	Entergy Corp. (United States)	22
229	Evergy Inc. (United States)*	17
415	FirstEnergy Corp. (United States)	21
490	Fortis Inc. (Canada)*	21
981	Hydro One Ltd. (Canada)*	20
2,296	Iberdrola SA (Spain)*	25
441	OGE Energy Corp (United States)*	20
361	Southern Co. (United States)*	25
		264
ELECTRICAL EQUIPMENT—0.3%
216	Atkore International Group Inc. (United States)*	9
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
517	Benchmark Electronics Inc. (United States)*	16
142	CDW Corp. (United States)*	19
526	Jabil Circuit Inc. (United States)*	20
		55
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—11.0%
242	Agree Realty Corp (United States)*	18
10,000	CapitaLand Mall Trust (Singapore)*	18
5	Daiwa House REIT Investment Corp (Japan)*	13
775	Easterly Government Properties Inc. (United States)*	19
256	Equity Lifestyle Properties Inc. (United States)	19
236	Equity Residential (United States)	20
1,177	Independence Realty Trust Inc. (United States)*	17
201	Investors Real Estate Trust (United States)*	15
3	Japan Real Estate Investment Corp (Japan)*	22
8	Japan Retail Fund Investment Corp (Japan)*	17
1,308	Lexington Realty Trust (United States)	15
187	Life Storage Inc. (United States)*	21
6,700	Mapletree Industrial Trust (Singapore)*	14
139	Mid-America Apartment Communities Inc. (United States)*	19
2	Nippon Building Fund Inc. (Japan)*	16
7	Nippon ProLogis REIT Inc. (Japan)*	20
157	Omega Healthcare Investors Inc. (United States)	7
10	ORIX JREIT Inc. (Japan)*	21
805	Piedmont Office Realty Trust Inc. (United States)	19
892	RioCan Real Estate Investment Trust (Canada)*	18
344	Spirit Realty Capital Inc. (United States)	18
9	United Urban Investment Corp (Japan)*	16
		382
FOOD & STAPLES RETAILING—3.5%
499	ICA Gruppen AB (Sweden)*	22

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—Continued
773	Koninklijke Ahold Delhaize NV (Netherlands)	$19
428	Metro Inc. (Canada)*	17
400	Sundrug Co. Ltd. (Japan)	14
250	Walmart Inc. (United States)*	29
759	Woolworths Ltd. (Australia)*	21
		122
FOOD PRODUCTS—1.5%
359	General Mills Inc. (United States)	19
200	Nissin Foods Holdings Co. Ltd. (Japan)*	15
1,918	Orkla ASA (Norway)*	18
		52
GAS UTILITIES—0.6%
3,797	Snam SpA (Italy)*	20
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
253	Medtronic plc (Ireland)	29
HEALTH CARE PROVIDERS & SERVICES—1.2%
288	DaVita Inc. (United States)*	23
911	Sonic Healthcare Ltd. (Australia)*	19
		42
HOUSEHOLD DURABLES—2.8%
1,000	Casio Computer Co. Ltd. (Japan)	19
193	Garmin Ltd. (Switzerland)*	19
471	PulteGroup Inc. (United States)	21
900	Sekisui House Ltd. (Japan)	19
161	Topbuild Corp. (United States)*	18
		96
HOUSEHOLD PRODUCTS—1.1%
321	Procter & Gamble Co. (United States)*	40
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.6%
6,304	Meridian Energy Ltd. (New Zealand)*	22
INSURANCE—11.1%
312	Ageas (Belgium)	17
104	Allianz SE (Germany)	25
184	Allstate Corp. (United States)	22
957	Assicurazioni Generali SpA (Italy)	19
362	Assured Guaranty Ltd. (United States)	17
179	Cincinnati Financial Corp (United States)*	19
397	Fidelity National Financial Inc. (United States)*	19
283	First American Financial Corp. (United States)*	17
658	Gjensidige Forsikring ASA (Norway)*	14
145	Globe Life Inc. (United States)*	15
774	Great-West Lifeco Inc. (Canada)*	20
101	Hannover Rueck SE (Germany)	20
132	Hanover Insurance Group Inc. (United States)*	18
313	Hartford Financial Services Group Inc. (United States)	19
132	Helvetia Holding AG (Switzerland)	19
359	iA Financial Corp. Inc. (Canada)	20
73	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)*	21
437	Sun Life Financial Inc. (Canada)*	21
188	Swiss RE AG (Switzerland)*	21
56	Zurich Insurance Group AG (Switzerland)*	23
		386
INTERNET SOFTWARE & SERVICES—0.6%
218	Akamai Technologies Inc. (United States)*	20
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—4.3%
261	Amdocs Ltd. (United States)*	$19
45	CACI International Inc. (United States)*	12
441	Genpact Ltd. (United States)	19
208	Leidos Holdings Inc. (United States)*	21
228	ManTech International Corp. (United States)	18
900	Nomura Research Institute Ltd. (Japan)	20
421	Perficient Inc. (United States)*	21
690	Western Union Co. (United States)	19
		149
METALS & MINING—0.5%
152	Reliance Steel & Aluminum Co. (United States)	17
MULTILINE RETAIL—1.7%
132	Dollar General Corp. (United States)	20
178	Target Corp (United States)*	20
707	Wesfarmers Ltd. (Australia)	21
		61
MULTI-UTILITIES—3.6%
1,346	AGL Energy Ltd. (Australia)*	18
200	Amerisafe Inc. (United States)*	14
274	Dominion Energy Inc. (United States)*	23
4,113	Hera SpA (Italy)	19
619	MDU Resources Group Inc. (United States)*	18
938	National Grid plc (United Kingdom)	12
141	Sempra Energy (United States)*	23
		127
OIL, GAS & CONSUMABLE FUELS—1.9%
188	Phillips 66 (United States)	17
1,174	Royal Dutch Shell plc (Netherlands)	31
214	Valero Energy Corp. (United States)	18
		66
PHARMACEUTICALS—3.7%
1,229	GlaxoSmithKline plc (United Kingdom)*	29
382	Merck & Co. Inc. (United States)*	33
848	Pfizer Inc. (United States)*	31
107	Roche Holding AG (Switzerland)	36
		129
PROFESSIONAL SERVICES—0.6%
270	Thomson Reuters Corp (Canada)*	22
REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
311	Terreno Realty Corp (United States)*	18
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
174	Swiss Prime Site AG (Switzerland)*	21
ROAD & RAIL—1.0%
4,694	Aurizon Holdings Ltd. (Australia)*	17
200	West Japan Railway Co. (Japan)	17
		34
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
614	Intel Corp. (United States)*	39
SOFTWARE—1.9%
395	Microsoft Corp. (United States)	67
SPECIALTY RETAIL—5.8%
160	Asbury Automotive Group (United States)*	15

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
23	AutoZone Inc. (United States)*	$24
240	Best Buy Co. Inc. (United States)	20
486	Buckle Inc. (United States)*	12
195	CarMax Inc. (United States)*	19
366	Dick's Sporting Goods Inc. (United States)	16
169	Group 1 Automotive Inc. (United States)	17
995	Hennes & Mauritz AB Class B (Sweden)*	22
711	JB Hi-Fi Ltd. (Australia)*	19
171	Murphy USA Inc. (United States)*	18
46	O'Reilly Automotive Inc. (United States)*	19
		201
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
224	Apple Inc. (United States)	69
TRADING COMPANIES & DISTRIBUTORS—0.6%
900	ITOCHU Corp. (Japan)	21
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—1.3%
700	KDDI Corp. (Japan)	$21
800	NTT DoCoMo Inc. (Japan)	23
		44
TOTAL COMMON STOCKS
(Cost $3,391)		3,472
TOTAL INVESTMENTS—99.7%
(Cost $3,391)		3,472
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		11
TOTAL NET ASSETS—100.0%		$3,483

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$48	$747	$—	$795
North America	1,884	198	—	2,082
Pacific Basin	—	595	—	595
Total Investments in Securities	$1,932	$1,540	$—	$3,472
There were no Level 3 investments at January 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued b either U.S. or non-U.S. banking institutions. Country specific examples of this type of depository receipt, if any, are denoted using different variations. CDI after the name of the security stands for CHESS Depositary Interests representing ownership of foreign securities in Australia and are traded on the Australian Stock Exchange (ASX).
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—0.8%
2,839	BAE Systems plc (United Kingdom)	$24
AIR FREIGHT & LOGISTICS—0.8%
1,384	Bpost SA (Belgium)*	14
3,475	CTT-Correios de Portugal SA (Portugal)*	11
		25
AUTOMOBILES—1.6%
700	Toyota Motor Corp. (Japan)	49
BANKS—5.3%
557	BNP Paribas SA (France)	30
1,202	DNB ASA (Norway)	21
10,223	Intesa Sanpaolo SpA (Italy)	25
16,700	Mizuho Financial Group Inc. (Japan)	25
1,641	National Australia Bank Ltd. (Australia)*	28
2,454	Skandinaviska Enskilda Banken AB (Sweden)*	24
563	Sydbank AS (Denmark)*	12
		165
BEVERAGES—1.3%
147	Carlsberg AS (Denmark)	22
2,445	Coca-Cola Amatil Ltd. (Australia)	19
		41
BUILDING PRODUCTS—0.7%
41	Geberit AG (Switzerland)	22
CAPITAL MARKETS—4.1%
368	ASX Ltd. (Australia)*	21
711	Azimut Holding SpA (Italy)*	17
1,154	CI Financial Corp (Canada)*	20
628	IGM Financial Inc. (Canada)*	18
524	Intermediate Capital Group plc (United Kingdom)*	12
3,000	Singapore Exchange Ltd. (Singapore)	19
4,445	Standard Life Aberdeen PLC (United Kingdom)*	18
		125
CHEMICALS—1.4%
8	Givaudan SA (Switzerland)*	27
1,147	Kemira OYJ (Finland)*	17
		44
COMMERCIAL SERVICES & SUPPLIES—0.8%
300	Secom Co. Ltd. (Japan)	26
CONSTRUCTION & ENGINEERING—2.4%
181	Eiffage SA (France)*	21
1,500	Kandenko Co. Ltd. (Japan)*	14
1,800	Obayashi Corp. (Japan)	20
879	Skanska AB (Sweden)*	20
		75
CONSTRUCTION MATERIALS—0.7%
1,016	James Hardie Industries PLC CDI (Australia)*,1	21
DISTRIBUTORS—0.6%
277	D'ieteren SA (Belgium)*	18
DIVERSIFIED FINANCIAL SERVICES—1.1%
1,768	Banca Mediolanum SpA (Italy)*	16
83	Sofina SA (Belgium)*	19
		35
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—5.8%
1,776	Deutsche Telekom AG (Germany)	$29
367	Elisa OYJ (Finland)*	22
13,000	HKT Trust & HKT Ltd Stapled Security (Hong Kong)*	19
19,000	PCCW Ltd. (Hong Kong)*	11
635	Proximus SADP (Belgium)*	18
6,575	Spark New Zealand Ltd. (New Zealand)	20
40	Swisscom AG (Switzerland)*	22
6,163	Telefonica Deutschland Holding AG (Germany)*	19
4,713	Telia Co. AB (Sweden)*	20
		180
ELECTRIC UTILITIES—6.2%
156	BKW AG (Switzerland)*	14
732	Endesa SA (Spain)*	20
4,089	Enel SpA (Italy)	36
858	Fortum OYJ (Finland)*	21
962	Hydro One Ltd. (Canada)*	19
3,163	Iberdrola SA (Spain)*	35
3,000	Power Assets Holdings Ltd. (Hong Kong)*	22
1,170	SSE PLC (United Kingdom)*	23
		190
ELECTRICAL EQUIPMENT—0.6%
1,200	Ushio Inc. (Japan)	18
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
177	Landis+Gyr Group AG (Switzerland)*	16
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—10.7%
6	Advance Residence Investment Corp (Japan)*	19
3,888	BWP Trust (Australia)*	11
10,400	CapitaLand Mall Trust (Singapore)*	19
173	Covivio (France)*	20
21,581	Cromwell Property Group (Australia)*	18
520	Deutsche EuroShop AG (Germany)*	14
589	Eurocommercial Properties NV (Netherlands)*	15
11	Industrial & Infrastructure Fund Investment Corp (Japan)*	17
3	Japan Real Estate Investment Corp (Japan)*	22
8	Japan Retail Fund Investment Corp (Japan)*	17
9,700	Mapletree Industrial Trust (Singapore)*	20
14,600	Mapletree Logistics Trust (Singapore)*	20
11	Mori Hills REIT Investment Corp (Japan)*	18
10	Mori Trust Sogo Inc. (Japan)*	18
3	Nippon Building Fund Inc. (Japan)*	24
7	Nippon ProLogis REIT Inc. (Japan)*	20
5,786	Stockland (Australia)*	19
10	United Urban Investment Corp (Japan)*	18
		329
FOOD & STAPLES RETAILING—4.3%
266	Kesko OYJ (Finland)*	18
940	Koninklijke Ahold Delhaize NV (Netherlands)	23
300	Lawson Inc. (Japan)	17
412	Metro Inc. (Canada)*	17
300	Sugi Holdings Co. Ltd. (Japan)	15
500	Sundrug Co. Ltd. (Japan)	17
937	Woolworths Ltd. (Australia)*	26
		133
FOOD PRODUCTS—2.2%
3	Chocoladefabriken Lindt & Spruengli AG (Switzerland)*	25

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
300	Nissin Foods Holdings Co. Ltd. (Japan)*	$22
2,030	Orkla ASA (Norway)*	20
		67
GAS UTILITIES—0.7%
4,095	Snam SpA (Italy)*	22
HEALTH CARE PROVIDERS & SERVICES—0.7%
977	Sonic Healthcare Ltd. (Australia)*	20
HOTELS, RESTAURANTS & LEISURE—0.6%
1,622	GVC Holdings plc (United Kingdom)	19
HOUSEHOLD DURABLES—2.6%
295	Berkeley Group Holdings plc (United Kingdom)	20
1,000	Casio Computer Co. Ltd. (Japan)	19
658	JM AB (Sweden)*	20
1,000	Sekisui House Ltd. (Japan)	21
		80
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.5%
703	Atlantica Yield PLC (United Kingdom)*	20
1,143	Encavis AG (Germany)*	14
6,507	Meridian Energy Ltd. (New Zealand)*	22
1,602	TransAlta Renewables Inc (Canada)*	20
		76
INSURANCE—12.0%
338	Ageas (Belgium)	19
164	Allianz SE (Germany)	39
1,114	Assicurazioni Generali SpA (Italy)	22
3,944	Aviva plc (United Kingdom)*	21
368	AXA SA (France)	10
995	Gjensidige Forsikring ASA (Norway)*	22
110	Hannover Rueck SE (Germany)	21
132	Helvetia Holding AG (Switzerland)	19
353	iA Financial Corp. Inc. (Canada)	19
93	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)*	27
1,656	Poste Italiane SpA (Italy)*	19
398	Sun Life Financial Inc. (Canada)*	19
43	Swiss Life Holding AG (Switzerland)*	22
230	Swiss RE AG (Switzerland)*	26
380	Talanx AG (Germany)*	19
6,200	Unipolsai Assicurazioni SpA (Italy)	16
77	Zurich Insurance Group AG (Switzerland)*	32
		372
IT SERVICES—0.7%
900	Nomura Research Institute Ltd. (Japan)	20
LEISURE PRODUCTS—0.6%
500	Sankyo Co. Ltd. (Japan)*	17
MACHINERY—1.5%
458	Alstom SA (France)*	24
360	Kone OYJ (Finland)	23
		47
METALS & MINING—0.7%
3,022	Fortescue Metals Group Ltd. (Australia)	22
MULTILINE RETAIL—0.8%
867	Wesfarmers Ltd. (Australia)	26
COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—3.4%
1,442	AGL Energy Ltd. (Australia)*	$19
4,129	Hera SpA (Italy)	19
4,815	Iren SpA (Italy)*	16
2,099	National Grid plc (United Kingdom)	28
817	Veolia Environnement SA (France)*	24
		106
OIL, GAS & CONSUMABLE FUELS—3.1%
2,086	Royal Dutch Shell plc (Netherlands)	55
843	Total SA (France)	41
		96
PAPER & FOREST PRODUCTS—0.6%
597	Holmen AB Class B (Sweden)*	18
PHARMACEUTICALS—4.2%
1,400	Astellas Pharma Inc. (Japan)	25
1,682	GlaxoSmithKline plc (United Kingdom)*	40
195	Roche Holding AG (Switzerland)	65
		130
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
600	Goldcrest Co. Ltd. (Japan)*	10
139	PSP Swiss Property AG (Switzerland)*	21
186	Swiss Prime Site AG (Switzerland)*	23
		54
ROAD & RAIL—1.1%
4,989	Aurizon Holdings Ltd. (Australia)*	18
200	West Japan Railway Co. (Japan)	17
		35
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
163	ASM International NV (Netherlands)*	20
SPECIALTY RETAIL—4.5%
1,124	Bilia AB (Sweden)*	12
1,400	EDION Corp (Japan)*	15
229	Fielmann AG (Germany)*	18
1,111	Hennes & Mauritz AB Class B (Sweden)*	25
714	JB Hi-Fi Ltd. (Australia)*	19
1,500	K's Holdings Corp (Japan)*	18
600	Shimachu Co. Ltd. (Japan)*	17
700	World Co. Ltd. (Japan)*	15
		139
THRIFTS & MORTGAGE FINANCE—0.6%
1,193	Deutsche Pfandbriefbank AG (Germany)*	19
TRADING COMPANIES & DISTRIBUTORS—0.8%
1,100	ITOCHU Corp. (Japan)	26
WIRELESS TELECOMMUNICATION SERVICES—3.2%
775	Freenet AG (Germany)*	17
1,000	KDDI Corp. (Japan)	30

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
1,200	NTT DoCoMo Inc. (Japan)	$34
9,652	Vodafone Group plc (United Kingdom)	19
		100
TOTAL COMMON STOCKS
(Cost $2,985)		3,067
TOTAL INVESTMENTS—99.3%
(Cost $2,985)		3,067
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		23
TOTAL NET ASSETS—100.0%		$3,090
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$20	$1,797	$—	$1,817
North America	19	113	—	132
Pacific Basin	—	1,118	—	1,118
Total Investments in Securities	$39	$3,028	$—	$3,067
There were no Level 3 investments at January 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of the security a stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depository receipt, if any, are denoted using different abbreviations. CDI after the name of the security stands for CHESS Depositary Interests representing ownership of foreign securities in Australia and are traded on the Australian Stock Exchange (ASX).
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco US Conservative Equities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—2.4%
86	Lockheed Martin Corp.*	$37
245	United Technologies Corp.*	37
		74
AIRLINES—0.6%
268	United Airlines Holdings Inc.*	20
BANKS—5.6%
279	Citigroup Inc.*	21
543	Hilltop Holdings Inc.*	12
1,865	Investors Bancorp Inc.*	23
455	JPMorgan Chase & Co.	60
198	PNC Financial Services Group Inc.*	29
539	U.S. Bancorp.	29
		174
BEVERAGES—1.5%
326	PepsiCo Inc.	46
BIOTECHNOLOGY—1.2%
165	Amgen Inc.	36
BUILDING PRODUCTS—1.5%
616	Johnson Controls International plc	24
277	Simpson Manufacturing Co. Inc.*	23
		47
CAPITAL MARKETS—1.9%
213	Cohen & Steers Inc.*	16
573	Federated Investors Inc.*	21
575	Legg Mason Inc.	22
		59
COMMERCIAL SERVICES & SUPPLIES—1.8%
97	Cintas Corp*	27
276	Copart Inc.*	28
		55
CONSTRUCTION MATERIALS—0.8%
91	Martin Marietta Materials Inc.	24
CONSUMER FINANCE—1.4%
151	Discover Financial Services	11
784	Navient Corp.	11
671	Synchrony Financial*	22
		44
DIVERSIFIED TELECOMMUNICATION SERVICES—3.4%
1,441	AT&T Inc.*	54
848	Verizon Communications Inc.*	51
		105
ELECTRIC UTILITIES—8.6%
303	American Electric Power Co. Inc.*	32
316	Avangrid Inc.*	17
339	Duke Energy Corp*	33
216	Entergy Corp.	28
382	Evergy Inc.*	28
309	Eversource Energy*	28
534	FirstEnergy Corp.	27
152	NextEra Energy Inc.*	41
483	Southern Co.*	34
		268
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
183	CDW Corp.*	$24
255	Plexus Corp.*	18
		42
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—10.0%
301	Agree Realty Corp*	23
754	Easterly Government Properties Inc.*	18
165	EastGroup Properties Inc.	22
304	Equity Residential	25
80	Essex Property Trust Inc.*	25
533	Gaming and Leisure Properties Inc.	25
701	Healthpeak Properties Inc.*	25
2,030	Lexington Realty Trust	23
205	Life Storage Inc.*	23
178	Mid-America Apartment Communities Inc.*	24
119	National Health Investors Inc.	10
805	Piedmont Office Realty Trust Inc.	19
429	Spirit Realty Capital Inc.	23
312	Welltower Inc.*	27
		312
FOOD & STAPLES RETAILING—2.9%
129	Casey's General Stores Inc.*	21
338	Sysco Corp*	28
352	Walmart Inc.*	40
		89
FOOD PRODUCTS—1.2%
169	Hershey Co.*	26
113	John B Sanfilippo & Son Inc.*	10
		36
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
356	Medtronic plc (Ireland)	41
HEALTH CARE PROVIDERS & SERVICES—1.2%
52	Chemed Corp.*	24
162	DaVita Inc.*	13
		37
HOUSEHOLD DURABLES—4.5%
247	Garmin Ltd. (Switzerland)*	24
297	M/I Homes Inc.*	13
4	NVR Inc.*	15
597	PulteGroup Inc.	27
968	Taylor Morrison Home Corp.*	25
204	Topbuild Corp.*	23
82	Whirlpool Corp.	12
		139
HOUSEHOLD PRODUCTS—2.8%
204	Kimberly-Clark Corp*	29
472	Procter & Gamble Co.*	59
		88
INSURANCE—8.2%
495	Aflac Inc.	26
240	Allstate Corp.	28
453	Assured Guaranty Ltd. (Bermuda)	21
228	Cincinnati Financial Corp*	24
88	Everest Re Group Ltd. (Bermuda)	24
472	Fidelity National Financial Inc.*	23
353	First American Financial Corp.*	22

Harbor Robeco US Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
165	Hanover Insurance Group Inc.*	$23
405	Hartford Financial Services Group Inc.	24
542	MetLife Inc.*	27
150	RLI Corp*	14
		256
INTERNET SOFTWARE & SERVICES—0.8%
277	Akamai Technologies Inc.*	26
IT SERVICES—5.8%
324	Amdocs Ltd.*	23
94	CACI International Inc.*	25
553	Genpact Ltd.	25
263	Leidos Holdings Inc.*	26
404	ManTech International Corp.	33
491	Perficient Inc.*	24
885	Western Union Co.	24
		180
MEDIA—0.8%
15	Cable One Inc.*	26
METALS & MINING—0.7%
191	Reliance Steel & Aluminum Co.	22
MULTILINE RETAIL—1.7%
172	Dollar General Corp.	26
239	Target Corp*	27
		53
MULTI-UTILITIES—4.2%
396	Avista Corp.*	20
365	Dominion Energy Inc.*	31
774	MDU Resources Group Inc.*	23
437	Public Service Enterprise Group Inc.	26
184	Sempra Energy*	30
		130
OIL, GAS & CONSUMABLE FUELS—2.1%
259	CVR Energy Inc.*	9
227	HollyFrontier Corp.	10
248	Phillips 66	23
283	Valero Energy Corp.	24
		66
PHARMACEUTICALS—3.0%
552	Merck & Co. Inc.*	47
1,219	Pfizer Inc.*	45
		92
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—0.8%
206	FTI Consulting Inc.*	$25
REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
88	ProLogis Inc.*	8
552	STORE Capital Corp*	22
390	Terreno Realty Corp*	22
		52
ROAD & RAIL—0.9%
159	Kansas City Southern*	27
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
157	Cirrus Logic Inc.*	12
896	Intel Corp.*	57
50	Lam Research Corp.	15
		84
SOFTWARE—2.1%
396	Microsoft Corp.	67
SPECIALTY RETAIL—5.0%
179	Asbury Automotive Group*	17
153	Best Buy Co. Inc.	13
250	CarMax Inc.*	24
245	Dick's Sporting Goods Inc.	11
109	Group 1 Automotive Inc.	11
191	Murphy USA Inc.*	20
60	O'Reilly Automotive Inc.*	24
236	Ross Stores Inc.	27
175	TJX Companies Inc.*	10
		157
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
224	Apple Inc.	69
TOTAL COMMON STOCKS
(Cost $2,986)		3,068
TOTAL INVESTMENTS—98.6%
(Cost $2,986)		3,068
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		45
TOTAL NET ASSETS—100.0%		$3,113

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—0.4%
451	Hanwha Aerospace Co. Ltd. (South Korea)*	$12
AIRLINES—0.6%
3,000	Malaysia Airports Holdings BHD (Malaysia)*	5
1,153	Pegasus Hava Tasimaciligi AS (Turkey)*	13
		18
AUTO COMPONENTS—1.7%
545	Hankook Tire & Technology Co. Ltd. (South Korea)	13
84	Hyundai Mobis Co. Ltd. (South Korea)*	16
177	Hyundai Wia Corp. (South Korea)*	6
47	S&T Motiv Co Ltd. (South Korea)*	2
4,969	Shandong Linglong Tyre Co. Ltd. (China)*	15
		52
AUTOMOBILES—2.0%
11,500	Baic Motor Corp. Ltd. (China)[1]	6
1,000	China Motor Corp. (Taiwan)*	1
20,500	Great Wall Motor Co. Ltd. (China)*	13
523	KIA Motors Corp. (South Korea)*	18
950	Mahindra & Mahindra Ltd. GDR (India)*,2	8
1,000	Tata Motors Ltd. ADR (India)*,2	12
861	Tofas Turk Otomobil Fabrikasi AS (Turkey)*	4
		62
BANKS—14.4%
1,840	Absa Group Ltd. (South Africa)*	17
48,000	Agricultural Bank of China Ltd. (China)*	19
2,252	Alinma Bank (Saudi Arabia)*	16
700	Banco Do Brasil SA (Brazil)*	8
1,622	Banco Santander Brasil ADR (Brazil)*,2	16
76,000	Bank of China Ltd. (China)*	29
26,000	Bank of Communications Co. Ltd. (China)*	17
15,500	Bank of Jiangsu Co. Ltd. (China)*	15
2,200	Bank of Shanghai Co. Ltd. (China)*	3
1,614	BNK Financial Group Inc. (South Korea)*	9
31,000	China Citic Bank Corp. Ltd. (China)*	16
48,000	China Construction Bank Corp. (China)	36
15,000	China Everbright Bank Co. Ltd. (China)*	6
24,500	China Minsheng Banking Corp Ltd. (China)*	17
17,000	Chongqing Rural Commercial Bank Co. Ltd. (China)*	8
4,442	Commercial Bank PSQC (Qatar)*	6
30,000	CTBC Financial Holding Co. Ltd. (Taiwan)*	22
630	Hana Financial Group Inc. (South Korea)	17
500	ICICI Bank Ltd. ADR (India)[2]	7
33,000	Industrial & Commercial Bank of China Ltd. (China)	22
292	KB Financial Group Inc. (South Korea)*	11
4,700	Kiatnakin Bank PCL NVDR (Thailand)*,2	10
7,375	Masraf Al Rayan QPSC (Qatar)*	8
2,283	Moneta Money Bank AS (Czech Republic)*	8
1,200	Regional SAB de CV (Mexico)*	7
6,700	RHB Bank BHD (Malaysia)*	9
1,005	Riyad Bank (Saudi Arabia)*	6
618	Shinhan Financial Group Co. Ltd. (South Korea)	20
26,000	SinoPac Financial Holdings Co. Ltd. (Taiwan)*	11
120	State Bank of India GDR (India)*,2	5
29,000	Taishin Financial Holding Co. Ltd. (Taiwan)*	14
5,600	Thanachart Capital PCL NVDR (Thailand)*,2	9
63,221	Turkiye Sinai Kalkinma Bankasi AS (Turkey)*	15
836	VTB Bank PJSC GDR (Russia)*,2	1
		440
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—0.8%
5,300	Carabao Group PCL NVDR (Thailand)*,2	$15
315	Hite Jinro Co. Ltd. (South Korea)*	8
200	Sichuan Swellfun Co. Ltd. Class A (China)*	1
		24
BIOTECHNOLOGY—0.1%
28,000	Sihuan Pharmaceutical Holdings Ltd. (China)*	3
CAPITAL MARKETS—1.0%
2,553	Investec Ltd. (South Africa)*	14
27,000	Yuanta Financial Holding Co. Ltd. (Taiwan)*	18
		32
CHEMICALS—0.7%
101	LOTTE Fine Chemical Co. Ltd. (South Korea)*	3
222	Soulbrain Co. Ltd. (South Korea)*	18
		21
COMPUTERS & PERIPHERALS—0.5%
17,000	Wistron Corp. (Taiwan)*	15
CONSTRUCTION & ENGINEERING—2.2%
16,700	China National Chemical Engineering Co. Ltd. (China)*	16
15,000	China Railway Construction Corp. Ltd. (China)*	15
19	Daelim Industrial Co. Ltd. (South Korea)*	1
4,200	Gamuda BHD (Malaysia)*	4
364	HDC Hyundai Development Co-Engineering & Construction (South Korea)*	6
400	Larsen + Toubro Ltd. GDR (India)*,2	8
9,000	Metallurgical Corp of China Ltd. (China)*	2
1,001	Samsung Engineering Co. Ltd. (South Korea)*	14
		66
CONSTRUCTION MATERIALS—2.1%
3,000	Anhui Conch Cement Co. Ltd. (China)	19
1,500	Asia Cement China Holdings Corp (China)*	2
11,000	Asia Cement Corp. (Taiwan)*	16
16,000	China National Building Material Co. Ltd. (China)*	15
14,900	Tipco Asphalt PCL NVDR (Thailand)*,2	10
16,000	West China Cement Ltd. (China)*	3
		65
CONSUMER FINANCE—0.4%
4,700	Gentera SAB de CV (Mexico)	5
169	Samsung Card Co. (South Korea)*	6
		11
DIVERSIFIED FINANCIAL SERVICES—0.2%
1,000	Chailease Holding Co. Ltd. (Taiwan)*	4
48,000	Metro Pacific Investments Corp (Philippines)*	3
		7
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
1,442	KT Corp. ADR (South Korea)[2]	15
2,841	Ooredoo QPSC (Qatar)*	5
6,200	Telekom Malaysia BHD (Malaysia)*	6
603	Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia)*,2	17
12,462	Turk Telekomunikasyon AS (Turkey)*	16
		59
ELECTRIC UTILITIES—1.6%
855	Cia Paranaense de Energia ADR (Brazil)*,2	14

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
158,548	ENEL Chile SA (Chile)*	$15
872	Interconexion Electrica SA ESP (Colombia)*	5
919	Saudi Electricity Co. (Saudi Arabia)*	5
1,400	Transmissora Alianca de Energia Eletrica SA (Brazil)*	10
		49
ELECTRICAL EQUIPMENT—0.3%
8,000	Shanghai Electric Group Co. Ltd. (China)*	3
8,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	7
		10
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
9,000	Compeq Manufacturing Co. Ltd. (Taiwan)*	12
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)*	27
3,500	Kingboard Holdings Ltd. (China)*	10
146	LG Innotek Co. Ltd. (South Korea)*	18
3,000	Tripod Technology Corp (Taiwan)*	11
		78
ENERGY EQUIPMENT & SERVICES—0.5%
10,000	China Oilfield Services Ltd. (China)	15
ENTERTAINMENT—0.3%
1,000	NetDragon Websoft Holdings Ltd. (China)*	2
1,700	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (China)*	8
		10
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
11,300	Fibra Uno Administracion SA de CV (Mexico)*	19
FOOD & STAPLES RETAILING—0.6%
1,002	Clicks Group Ltd. (South Africa)	16
426	Eurocash SA (Poland)	2
		18
FOOD PRODUCTS—2.7%
186	Astral Foods Ltd. (South Africa)*	2
2,010	BRF SA ADR (Brazil)*,2	14
4,300	Fujian Sunner Development Co. Ltd. (China)*	13
600	JBS SA (Brazil)*	4
5,400	Marfrig Global Foods SA (Brazil)*	14
4,100	Minerva SA (Brazil)*	11
5,100	New Hope Liuhe Co. Ltd. (China)*	13
20	Samyang Foods Co. Ltd. (South Korea)*	2
2,100	Wens Foodstuffs Group Co. Ltd. (China)*	10
		83
GAS UTILITIES—0.3%
65,400	Perusahaan Gas Negara TBK PT (Indonesia)*	8
HEALTH CARE PROVIDERS & SERVICES—0.6%
34,500	Chularat Hospital PCL (Thailand)*	3
1,700	Qualicorp Consultoria e Corretora de Seguros SA (Brazil)*	16
		19
HOTELS, RESTAURANTS & LEISURE—0.1%
122	Saudi Airlines Catering Co. (Saudi Arabia)*	3
HOUSEHOLD DURABLES—1.8%
1,700	Construtora Tenda SA (Brazil)*	14
3,000	Even Construtora e Incorporadora SA (Brazil)*	12
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
2,500	Hangzhou Robam Appliances Co. Ltd. (China)*	$12
2,000	Nien Made Enterprise Co. Ltd. (Taiwan)*	16
		54
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.1%
34,592	Colbun SA (Chile)*	5
1,400	Electricity Genera PCL NVDR (Thailand)*,2	14
6,600	Ratch Group PCL NVDR (Thailand)*,2	14
		33
INDUSTRIAL CONGLOMERATES—1.1%
16,000	CITIC Ltd. (China)*	18
12,000	Fosun International Ltd. (Hong Kong)*	16
		34
INSURANCE—4.8%
2,200	BB Seguridade Participacoes SA (Brazil)*	18
13,000	Fubon Financial Holding Co. Ltd. (Taiwan)*	19
246	Korean Reinsurance Co. (South Korea)*	2
831	Liberty Holdings Ltd. (South Africa)*	6
5,451	Momentum Metropolitan Holdings (South Africa)*	7
1,400	New China Life Insurance Co Ltd. (China)*	5
14,164	Old Mutual Ltd. (South Africa)	16
41,000	People's Insurance Co Group of China Ltd. (China)*	15
16,000	PICC Property + Casualty Co. Ltd. (China)*	17
3,000	Ping An Insurance Group Co. of China Ltd. (China)	34
1,600	Qualitas Controladora SAB de CV (Mexico)*	7
1,800	Syarikat Takaful Malaysia Keluarga BHD (Malaysia)*	2
		148
INTERACTIVE MEDIA & SERVICES—4.4%
537	Momo Inc. ADR (China)*,2	17
2,500	Tencent Holdings Ltd. (China)	119
		136
INTERNET & CATALOG RETAIL—0.6%
1,348	Vipshop Holdings Ltd. ADR (China)*,2	17
INTERNET & DIRECT MARKETING RETAIL—6.3%
765	Alibaba Group Holding Ltd. ADR (China)*,2	158
221	Naspers Ltd. (South Africa)	36
		194
IT SERVICES—2.2%
3,500	Infosys Ltd. ADR (India)[2]	38
584	QIWI plc ADR (Russia)*,2	11
250	WNS Holdings Ltd. ADR (India)*,2	18
		67
MACHINERY—0.1%
11,000	Lonking Holdings Ltd. (China)*	3
MARINE—1.3%
1,623	Costamare Inc. (Greece)	13
6,400	MISC BHD (Malaysia)*	12
1,223	Seaspan Corp (China)*	15
		40
MEDIA—0.7%
6,600	Astro Malaysia Holdings BHD (Malaysia)*	2

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
22,800	Media Nusantara Citra TBK PT (Indonesia)	$3
1,700	Smiles Fidelidade SA (Brazil)*	15
		20
METALS & MINING—4.3%
1,064	African Rainbow Minerals Ltd. (South Africa)*	12
208	Anglo American Platinum Ltd. (South Africa)	17
4,218	Harmony Gold Mining Co. Ltd. (South Africa)*	14
8,000	Jiangxi Copper Co. Ltd. (China)*	9
71	KGHM Polska Miedz SA (Poland)*	2
1,150	Koza Altin Isletmeleri AS (Turkey)*	15
9,169	Koza Anadolu Metal Madencilik Isletmeleri AS (Turkey)*	16
559	MMC Norilsk Nickel PJSC ADR (Russia)*,2	18
2,000	Tata Steel Ltd. GDR (India)*,2	12
23,000	Vale Indonesia Tbk PT (Indonesia)*	5
1,450	Vedanta Ltd. ADR (India)*,2	12
		132
MULTILINE RETAIL—0.3%
3,071	Woolworths Holdings Ltd. (South Africa)*	9
OIL, GAS & CONSUMABLE FUELS—7.1%
47,800	Adaro Energy TBK PT (Indonesia)*	4
9,000	China Coal Energy Co. Ltd. (China)*	3
9,000	China Shenhua Energy Co. Ltd. (China)	16
1,000	Cosan SA (Brazil)*	19
1,400	Enauta Participacoes SA (Brazil)*	5
260	GS Holdings (South Korea)*	10
3,300	Indo Tambangraya Megah TBK PT (Indonesia)*	3
245	Lukoil PJSC ADR (Russia)[2]	25
2,898	Petroleo Brasileiro SA ADR (Brazil)*,2	39
4,400	PTT Exploration & Production PCL NVDR (Thailand)*,2	18
1,000	Reliance Industries Ltd. GDR (India)*,2	39
18,100	Shanxi Xishan Coal & Electricity Power Co. Ltd. (China)*	14
129	Tatneft PJSC ADR (Russia)*,2	9
18,000	Yanzhou Coal Mining Co. Ltd. (China)	13
		217
PHARMACEUTICALS—1.2%
400	Dr. Reddy's Laboratories Ltd. ADR (India)*,2	17
19,500	Luye Pharma Group Ltd. (China)*	13
1,400	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China)*	8
		38
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
7,855	Aldar Properties PJSC (United Arab Emirates)*	5
13,700	Beijing Capital Development Co. Ltd. (China)*	14
11,000	China Aoyuan Group Ltd. (China)*	15
11,000	China Overseas Grand Oceans Group Ltd. (Hong Kong)	7
10,300	Financial Street Holdings Co. Ltd. Class A (China)*	11
12,000	KWG Group Holdings Ltd. (China)*	16
10,000	Logan Property Holdings Co. Ltd. (China)*	15
6,000	Poly Property Group Co. Ltd. (Hong Kong)*	2
		85
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
378	DB Hitek Co. Ltd. (South Korea)*	8
5,000	Powertech Technology Inc. (Taiwan)*	18
13,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	134
2,000	Topco Scientific Co. Ltd. (Taiwan)*	7
35,000	United Microelectronics Corp. (Taiwan)	17
		184
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—0.5%
7,700	Com7 PCL NVDR (Thailand)*,2	$7
21,300	PTG Energy PCL NVDR (Thailand)*,2	9
		16
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.6%
5,000	Chicony Electronics Co. Ltd. (Taiwan)*	14
10,000	Lite-On Technology Corp. (Taiwan)*	15
7,000	Pegatron Corp (Taiwan)*	15
2,746	Samsung Electronics Co. Ltd. (South Korea)	127
		171
TEXTILES, APPAREL & LUXURY GOODS—0.9%
8,000	Bosideng International Holdings (China)*	3
22	F+F Co. Ltd. (South Korea)*	2
192	H.S. Industries Co. Ltd. (South Korea)*	2
74	Handsome Co. Ltd. (South Korea)*	2
5,500	Li Ning Co. Ltd. (China)*	16
177	Youngone Corp (South Korea)*	4
		29
TRADING COMPANIES & DISTRIBUTORS—0.3%
330	POSCO International Corp (South Korea)*	5
949	SK Networks Co. Ltd. (South Korea)*	4
		9
TRANSPORTATION INFRASTRUCTURE—0.4%
5,500	Westports Holdings BHD (Malaysia)*	6
6,000	Yuexiu Transport Infrastructure Ltd. (China)*	5
		11
WIRELESS TELECOMMUNICATION SERVICES—2.1%
2,600	Advanced INFO Service PCL NVDR (Thailand)*,2	17
2,500	China Mobile Ltd. (China)	21
1,564	Etihad Etisalat Co. (Saudi Arabia)*	11
90	Globe Telecom Inc. (Philippines)*	3
1,018	PLAY Communications SA (Poland)*	9
152	PLDT Inc. ADR (Philippines)*,2	3
		64
TOTAL COMMON STOCKS
(Cost $2,921)		2,910

EXCHANGE-TRADED FUNDS—1.5%
(Cost $45)
1,296	iShares MSCI India ETF (United States)	45

PREFERRED STOCKS—2.1%
BANKS—1.0%
2,100	Banco Estado Rio Grande do Sul SA (Brazil)*	10
7,000	Itausa - Investimentos Itau SA (Brazil)	21
		31
ELECTRIC UTILITIES—0.5%
2,800	Cia de Transmissao de Energia Eletrica Paulista (Brazil)*	14
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
415	Samsung Electronics Co Ltd. (South Korea)*	16

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—Continued
Shares		Value
WATER UTILITIES—0.1%
800	Cia de Saneamento do Parana (Brazil)*	$4
TOTAL PREFERRED STOCKS
(Cost $65)		65
TOTAL INVESTMENTS—98.7%
(Cost $3,031)		3,020
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		39
TOTAL NET ASSETS—100.0%		$3,059
RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Hyundai Development Co.	182	KRW 2,750.00	3/6/2020	$ —	$—[x]

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$166	$—	$166
Europe	77	100	—	177
Latin America	129	163	—	292
Middle East/Central Asia	176	65	—	241
Pacific Basin	242	1,792	—	2,034
Exchange-Traded Funds
North America	45	—	—	45
Preferred Stocks
Latin America	21	28	—	49
Pacific Basin	—	16	—	16
Total Investments in Securities	$690	$2,330	$—	$3,020
Financial Derivative Instruments - Assets
Rights/ Warrants	$—	$—	$—	$—
Total Investments	$690	$2,330	$—	$3,020
There were no Level 3 investments at January 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $6 or less than 1% of net assets.
2	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions. NVDR after the name of a security stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
x	Fair valued in accordance with Harbor Funds' valuation Procedures.
KRW	South Korean Won
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Funds
Notes to Portfolios of Investments—January 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2020, the Trust consists of 38 separate portfolios. The portfolios covered by this report are: Harbor Robeco Emerging Markets Conservative Equities Fund, Harbor Robeco Global Conservative Equities Fund, Harbor Robeco International Conservative Equities Fund, Harbor Robeco US Conservative Equities Fund, and Harbor Robeco Emerging Markets Active Equities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and exchange-traded funds), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Robeco Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120